Consolidated Statements of Financial Position - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 2,484	$ 494
Accounts receivable	2,856	2,376
Inventories	479	460
Current portion of contract assets	533	1,234
Other current assets	516	452
Current portion of derivative instruments	61	101
Total current assets	6,929	5,117
Property, plant and equipment	14,018	13,934
Intangible assets	8,926	8,905
Investments	2,536	2,830
Derivative instruments	1,378	1,478
Financing receivables	748	76
Other long-term assets	346	756
Goodwill	3,973	3,923
Total assets	38,854	37,019
Current liabilities:
Short-term borrowings	1,221	2,238
Accounts payable and accrued liabilities	2,714	3,033
Income tax payable	344	48
Other current liabilities	243	191
Contract liabilities	336	224
Current portion of long-term debt	1,450	0
Current portion of lease liabilities	278	230
Total current liabilities	6,586	5,964
Provisions	42	36
Long-term debt	16,751	15,967
Lease liabilities	1,557	1,495
Other long-term liabilities	1,149	704
Deferred tax liabilities	3,196	3,437
Total liabilities	29,281	27,603
Shareholders' equity	9,573	9,416
Total liabilities and shareholders' equity	$ 38,854	$ 37,019